ACQUISITION OF BUSINESS (Details) - USD ($) $ in Millions		12 Months Ended
	Jul. 06, 2022	Dec. 31, 2022	Dec. 31, 2023	May 27, 2022	Mar. 31, 2022
Disclosure of detailed information about business combination [line items]
Goodwill		$ 6,914	$ 5,702
Customer relationships
Disclosure of detailed information about business combination [line items]
Intangible asset amortization periods (in years)	15 years
Developed technology
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date	$ 700
Developed technology | Minimum
Disclosure of detailed information about business combination [line items]
Intangible asset amortization periods (in years)	3 years
Developed technology | Maximum
Disclosure of detailed information about business combination [line items]
Intangible asset amortization periods (in years)	5 years
Brand names
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date	$ 300
Intangible asset amortization periods (in years)	15 years
CDK Global
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Consideration transferred, acquisition-date fair value	$ 8,300
Goodwill	4,600
Identifiable intangible assets recognised as of acquisition date	3,800
Cash and cash equivalents recognised as of acquisition date	301
Current assets recognised as of acquisition date	377
Trade and other payables recognised as of acquisition date	953
Deferred tax liabilities recognised as of acquisition date	1,100
Other liabilities	361
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination		$ 15
Non-controlling interest in acquiree recognised at acquisition date	$ 81
BHI Energy
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired				100.00%
Consideration transferred, acquisition-date fair value				$ 737
Goodwill				257
Identifiable intangible assets recognised as of acquisition date				390
Goodwill expected to be deductible for tax purposes				68
Net other assets				$ 90
Spanish engineering
Disclosure of detailed information about business combination [line items]
Cash transferred					$ 23